Offerings - Offering: 1	Nov. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	29,608,160
Proposed Maximum Offering Price per Unit | $ / shares	4.55
Maximum Aggregate Offering Price	$ 134,717,128.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,604.44
Offering Note	Consists of up to 29,608,160 of the registrant’s common shares issuable upon exercise, if any, of outstanding warrants held by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional common shares issuable by reason of any share dividend, share split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s common shares as reported on the Nasdaq Capital Market on November 25, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).